Related Party Loans - Schedule of Debt and Interest Payable (Details) - Previously Reported [Member] - USD ($)	Jun. 30, 2025	Sep. 30, 2024
Debt Instrument [Line Items]
Total interest payable	$ 4,117
Total debt and interest payable	$ 502,633